Expense Example - LOOMIS SAYLES FUNDS II	Dec. 31, 2025 USD ($)
Loomis Sayles High Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 518
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	1,927
Loomis Sayles High Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,084
Expense Example, with Redemption, 10 Years	2,188
Loomis Sayles High Income Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,214
Loomis Sayles High Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,283
Loomis Sayles International Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	1,076
Expense Example, with Redemption, 5 Years	1,485
Expense Example, with Redemption, 10 Years	2,625
Loomis Sayles International Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	1,334
Expense Example, with Redemption, 10 Years	2,738
Loomis Sayles International Growth Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,800
Loomis Sayles International Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,906
Loomis Sayles Investment Grade Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	496
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,346
Loomis Sayles Investment Grade Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,617
Loomis Sayles Investment Grade Bond Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	565
Loomis Sayles Investment Grade Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	660
Loomis Sayles Investment Grade Bond Fund | Admin Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,255
Loomis Sayles Strategic Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	515
Expense Example, with Redemption, 3 Years	722
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	1,591
Loomis Sayles Strategic Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	941
Expense Example, with Redemption, 10 Years	1,858
Loomis Sayles Strategic Income Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	819
Loomis Sayles Strategic Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	923
Loomis Sayles Strategic Income Fund | Admin Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	$ 1,504